Impairment of Mineral Stream Interests (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Schedule of Impairment of Mineral Stream Interests
Based on the Company’s analysis,
there were no indicators of impairment or impairment reversal at June 30, 2020. The following PMPA was determined to be impaired
at June 30,
2019:

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2020	2019	2020	2019
Cobalt interests
Voisey’s Bay	$-	$165,912	$-	$165,912

Total impairment charges	$-	$165,912	$-	$165,912